RELATED PARTY TRANSACTIONS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
CI
RELATED PARTY TRANSACTIONS
Expenses	¥ 19,953	¥ 44,419